Capitalized Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of changes in capitalized software development costs [Table Text Block]
	Year ended December 31,
	2018	2019

Balance at the beginning of the year	$23,761	$22,434

Capitalization	5,160	5,665
Amortization	(4,859)	(5,668)
Functional currency translation adjustments	(1,628)	1,522

Balance at year end	$22,434	$23,953